RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2019	Apr. 10, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Tender offer provision (as a percentage)										50.00%
CONDENSED BALANCE SHEETS
Total Liabilities	$ 110,392,112								$ 77,998,123	$ 153,546,310	$ 77,998,123
Class A Common stock subject to possible redemption, 53,712,502 and 61,025,925 shares at redemption value as of December 31, 2020 and 2019, respectively	584,119,845								614,838,229	542,379,040	614,838,229
Additional paid-in capital	50,398,148								19,680,076	92,138,533	19,680,076
Retained Earnings (Accumulated Deficit)	(45,400,976)								(14,682,592)	(87,141,777)	(14,682,592)
Total Stockholders' Equity	$ 5,000,006			$ 5,000,009					$ 5,000,006	$ 5,000,010	$ 5,000,006		$ 0
Number of Class A common stock subject to redemption	57,909,708								61,025,925	53,712,502	61,025,925
CONDENSED STATEMENTS OF OPERATIONS
Net income (loss)	$ 41,740,801			$ (8,823,514)		$ (53,585,867)	$ (16,497,280)	$ (25,340,816)	$ (14,682,592)	$ (72,459,185)	$ (14,682,592)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	53,712,502			61,025,925
Basic and diluted net income per share	$ 0.00			$ 0.02
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	32,537,498			25,224,075					21,438,529	27,526,131
Basic and diluted net loss per share, Non-redeemable common stock	$ 1.28			$ (0.41)					$ (0.91)	$ (2.68)
CONDENSED STATEMENTS OF CASH FLOWS
Net income (loss)	$ 41,740,801			$ (8,823,514)		(53,585,867)	(16,497,280)	(25,340,816)	$ (14,682,592)	$ (72,459,185)	(14,682,592)
Transaction costs attributable to the Initial Public Offering							(1,125,634)		(1,125,634)		(1,125,634)
Loss on Derivative Liabilities				(10,346,000)		(54,982,000)	(17,878,000)	(26,644,000)	(18,250,000)	(73,583,549)
Initial classification of Class A common stock subject to redemption							628,390,190		628,390,190		628,390,190
Change in value of Class A common stock subject to possible redemption				(8,823,517)		(53,585,866)	(15,366,651)	(25,340,815)	(13,551,961)	(72,459,189)
Class A Common Stock [Member]
CONDENSED BALANCE SHEETS
Class A Common Stock	1,109								797	1,529	797
Total Stockholders' Equity	1,109			900					797	1,529	797		$ 0
CONDENSED STATEMENTS OF OPERATIONS
Net income (loss)	0			0					$ 0	$ 0
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption									61,961,631	58,723,869
Basic and diluted net income per share									$ 0.08	$ 0.03
CONDENSED STATEMENTS OF CASH FLOWS
Net income (loss)	$ 0			0					$ 0	$ 0
As Previously Reported
CONDENSED BALANCE SHEETS
Total Liabilities		$ 21,689,446	$ 21,739,976	21,805,994	$ 21,438,614	21,739,976	21,438,614	21,689,446	21,638,123	23,602,761	21,638,123	$ 21,509,982
Class A Common stock subject to possible redemption, 53,712,502 and 61,025,925 shares at redemption value as of December 31, 2020 and 2019, respectively		672,501,414	672,594,363	672,720,712	669,011,539	672,594,363	669,011,539	672,501,414	671,198,229	672,322,591	671,198,229	666,500,190
Additional paid-in capital		219,294	126,347		2,491,696	126,347	2,491,696	219,294	305,001	398,119	305,001	5,003,043
Retained Earnings (Accumulated Deficit)		4,778,742	4,871,691	4,998,044	2,506,354	4,871,691	2,506,354	4,778,742	4,693,042	4,599,922	4,693,042	(5,000)
Total Stockholders' Equity		$ 5,000,005	$ 5,000,005	$ 5,000,009	$ 5,000,008	$ 5,000,005	$ 5,000,008	$ 5,000,005	$ 5,000,006	$ 5,000,008	$ 5,000,006	$ 5,000,003
Number of Class A common stock subject to redemption		66,563,478	66,584,915	66,602,417	66,673,530	66,584,915	66,673,530	66,563,478	66,619,951	66,580,981	66,619,951	66,650,019
CONDENSED STATEMENTS OF OPERATIONS
Net income (loss)		$ (92,949)	$ (126,353)	$ 1,522,486	$ 2,507,354	$ 1,396,133	$ 2,506,354	$ 1,303,184	$ 4,693,042	$ 1,124,364
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		19,686,364	19,664,749	19,630,049	19,549,981	19,647,399	17,433,711	19,660,482	18,180,430	19,657,411
Basic and diluted net loss per share, Non-redeemable common stock		$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)	$ (0.02)
CONDENSED STATEMENTS OF CASH FLOWS
Net income (loss)		$ (92,949)	$ (126,353)	$ 1,522,486	$ 2,507,354	$ 1,396,133	$ 2,506,354	$ 1,303,184	$ 4,693,042	$ 1,124,364
Initial classification of Class A common stock subject to redemption							666,500,190		666,500,190
Change in value of Class A common stock subject to possible redemption				1,522,483		1,396,134	2,511,349	1,303,185	4,698,039	1,124,362
As Previously Reported | Class A Common Stock [Member]
CONDENSED BALANCE SHEETS
Class A Common Stock		$ 244	$ 242	$ 240	$ 233	$ 242	$ 233	$ 244	$ 238	$ 242	$ 238	$ 235
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		66,563,636	66,585,251	66,619,951	66,650,019	66,602,601	66,650,019	66,589,518	66,661,839	66,592,589
Basic and diluted net income per share		$ 0.00	$ 0.00	$ 0.02	$ 0.04	$ 0.02	$ 0.04	$ 0.02	$ 0.07	$ 0.02
Restatement Adjustment
CONDENSED BALANCE SHEETS
Total Liabilities		$ 83,004,000	$ 111,342,000	$ 66,706,000	$ 55,988,000	$ 111,342,000	$ 55,988,000	$ 83,004,000	$ 56,360,000	$ 129,943,549	56,360,000	38,110,000
Class A Common stock subject to possible redemption, 53,712,502 and 61,025,925 shares at redemption value as of December 31, 2020 and 2019, respectively		(83,004,000)	(111,342,000)	(66,706,000)	(55,988,000)	(111,342,000)	(55,988,000)	(83,004,000)	(56,360,000)	(129,943,551)	(56,360,000)	(38,110,000)
Additional paid-in capital		44,801,329	73,139,048	28,503,490	19,003,076	73,139,048	19,003,076	44,801,329	19,375,075	91,740,414	19,375,075	1,125,253
Retained Earnings (Accumulated Deficit)		$ (44,802,150)	$ (73,140,150)	$ (28,504,150)	$ (19,003,634)	$ (73,140,150)	$ (19,003,634)	$ (44,802,150)	$ (19,375,634)	(91,741,699)	$ (19,375,634)	$ (1,125,634)
Total Stockholders' Equity										$ 2
Number of Class A common stock subject to redemption		(8,215,648)	(11,022,539)	(6,604,198)	(5,579,751)	(11,022,539)	(5,579,751)	(8,215,648)	(5,594,026)	(12,868,479)	(5,594,026)	(3,811,000)
CONDENSED STATEMENTS OF OPERATIONS
Net income (loss)		$ 28,338,000	$ (44,636,000)	$ (10,346,000)	$ (19,003,634)	$ (54,982,000)	$ (19,003,634)	$ (26,644,000)	$ (19,375,634)	$ (73,583,549)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		11,001,260	6,587,032	5,594,026	3,769,576	6,090,529	2,016,285	7,739,388	3,258,099	7,868,720
Basic and diluted net loss per share, Non-redeemable common stock		$ 0.92	$ (1.70)	$ (0.41)	$ (0.81)	$ (2.13)	$ (0.98)	$ (0.96)	$ (0.90)	$ (2.67)
CONDENSED STATEMENTS OF CASH FLOWS
Net income (loss)		$ 28,338,000	$ (44,636,000)	$ (10,346,000)	$ (19,003,634)	$ (54,982,000)	$ (19,003,634)	$ (26,644,000)	$ (19,375,634)	$ (73,583,549)
Transaction costs attributable to the Initial Public Offering							(1,125,634)		(1,125,634)
Loss on Derivative Liabilities				(10,346,000)		(54,982,000)	(17,878,000)	(26,644,000)	(18,250,000)	(73,583,549)
Initial classification of Class A common stock subject to redemption							(38,110,000)		(38,110,000)
Change in value of Class A common stock subject to possible redemption				(10,346,000)		(54,982,000)	(17,878,000)	(26,644,000)	(18,250,000)	(73,583,551)
Restatement Adjustment | Class A Common Stock [Member]
CONDENSED BALANCE SHEETS
Class A Common Stock		$ 821	$ 1,102	$ 660	$ 558	$ 1,102	$ 558	$ 821	$ 559	$ 1,287	$ 559	$ 381
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		(11,001,260)	(6,587,032)	(5,594,026)	(3,811,000)	(6,090,529)	(3,811,000)	(7,739,388)	(4,700,208)	(7,868,720)
Basic and diluted net income per share						$ 0.01		$ 0.01	$ 0.01	$ 0.01
Restatement of derivative liabilities
CONDENSED BALANCE SHEETS
Total Liabilities		$ 104,693,446	$ 133,081,976	$ 88,511,994	$ 77,426,614	$ 133,081,976	$ 77,426,614	$ 104,693,446	$ 77,998,123	$ 153,546,310	77,998,123	59,619,982
Class A Common stock subject to possible redemption, 53,712,502 and 61,025,925 shares at redemption value as of December 31, 2020 and 2019, respectively		589,497,414	561,252,363	606,014,712	613,023,539	561,252,363	613,023,539	589,497,414	614,838,229	542,379,040	614,838,229	628,390,190
Additional paid-in capital		45,020,623	73,265,395	28,503,490	21,494,772	73,265,395	21,494,772	45,020,623	19,680,076	92,138,533	19,680,076	6,128,296
Retained Earnings (Accumulated Deficit)		(40,023,408)	(68,268,459)	(23,506,106)	(16,497,280)	(68,268,459)	(16,497,280)	(40,023,408)	(14,682,592)	(87,141,777)	(14,682,592)	(1,130,634)
Total Stockholders' Equity		$ 5,000,005	$ 5,000,005	$ 5,000,009	$ 5,000,008	$ 5,000,005	$ 5,000,008	$ 5,000,005	$ 5,000,006	$ 5,000,010	$ 5,000,006	$ 5,000,003
Number of Class A common stock subject to redemption		58,347,830	55,562,376	59,998,219	61,093,779	55,562,376	61,093,779	58,347,830	61,025,925	53,712,502	61,025,925	62,839,019
CONDENSED STATEMENTS OF OPERATIONS
Net income (loss)		$ 28,245,051	$ (44,762,353)	$ (8,823,514)	$ (16,496,280)	$ (53,585,867)	$ (16,497,280)	$ (25,340,816)	$ (14,682,592)	$ (72,459,185)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		30,687,624	26,251,781	25,224,075	23,319,557	25,737,928	19,449,996	27,399,870	21,438,529	27,526,131
Basic and diluted net loss per share, Non-redeemable common stock		$ 0.92	$ (1.71)	$ (0.41)	$ (0.81)	$ (2.14)	$ (0.98)	$ (0.98)	$ (0.91)	$ (2.68)
CONDENSED STATEMENTS OF CASH FLOWS
Net income (loss)		$ 28,245,051	$ (44,762,353)	$ (8,823,514)	$ (16,496,280)	$ (53,585,867)	$ (16,497,280)	$ (25,340,816)	$ (14,682,592)	$ (72,459,185)
Restatement of derivative liabilities | Class A Common Stock [Member]
CONDENSED BALANCE SHEETS
Class A Common Stock		$ 1,065	$ 1,344	$ 900	$ 791	$ 1,344	$ 791	$ 1,065	$ 797	$ 1,529	$ 797	$ 616
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		55,562,376	59,998,219	61,025,925	62,839,019	60,512,072	62,839,019	58,850,130	61,961,631	58,723,869
Basic and diluted net income per share		$ 0.00	$ 0.00	$ 0.02	$ 0.04	$ 0.03	$ 0.04	$ 0.03	$ 0.08	$ 0.03